PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 95.7%
Common Stocks 92.1%
Australia 7.2%
Adbri Ltd.	1,980	$4,306
Afterpay Ltd.*	925	94,675
AGL Energy Ltd.	2,640	23,057
ALS Ltd.	2,211	16,744
Altium Ltd.	479	11,204
Alumina Ltd.	10,323	13,274
AMP Ltd.	13,284	15,009
Ampol Ltd.	1,050	20,913
Ansell Ltd.	579	16,242
APA Group	4,826	35,903
Appen Ltd.	437	7,404
Aristocrat Leisure Ltd.	2,680	63,034
ASX Ltd.	780	42,586
Atlas Arteria Ltd.	4,063	19,518
Aurizon Holdings Ltd.	7,845	22,100
AusNet Services	7,477	9,854
Australia & New Zealand Banking Group Ltd.	11,699	210,946
Bank of Queensland Ltd.	1,853	11,230
Beach Energy Ltd.	7,219	8,980
Bendigo & Adelaide Bank Ltd.	2,292	16,048
BHP Group Ltd.	12,195	402,376
BHP Group PLC	8,628	236,168
BlueScope Steel Ltd.	2,172	27,294
Boral Ltd.	5,330	19,546
Brambles Ltd.	6,134	49,428
carsales.com Ltd.	863	12,887
Challenger Ltd.	2,694	13,609
Charter Hall Group, REIT	1,961	20,286
CIMIC Group Ltd.*	367	6,882
Cleanaway Waste Management Ltd.	5,554	9,371
Coca-Cola Amatil Ltd.	2,122	21,104
Cochlear Ltd.	262	39,477
Coles Group Ltd.	5,339	74,174
Commonwealth Bank of Australia	7,330	466,320
Computershare Ltd.	1,966	21,458
Crown Resorts Ltd.	1,339	9,757
CSL Ltd.	1,876	389,330
CSR Ltd.	2,068	8,271
Deterra Royalties Ltd.*	1,608	5,277
Dexus, REIT	4,577	31,359
Domain Holdings Australia Ltd.	938	3,550
Domino’s Pizza Enterprises Ltd.	258	18,059
Downer EDI Ltd.	2,641	10,355

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Evolution Mining Ltd.	6,479	$23,190
Flight Centre Travel Group Ltd.*	750	8,035
Fortescue Metals Group Ltd.	6,523	107,769
Glencore PLC*	44,465	149,548
Goodman Group, REIT	7,476	100,281
GPT Group (The), REIT	8,338	27,349
Harvey Norman Holdings Ltd.	2,746	11,129
IDP Education Ltd.	512	8,904
Iluka Resources Ltd.	1,608	7,856
Incitec Pivot Ltd.*	7,934	15,891
Insurance Australia Group Ltd.	10,045	36,948
IOOF Holdings Ltd.	2,602	6,155
JB Hi-Fi Ltd.	506	19,866
Lendlease Corp. Ltd.	2,821	25,677
Macquarie Group Ltd.	1,349	132,953
Magellan Financial Group Ltd.	583	21,187
Medibank Private Ltd.	11,293	25,041
Metcash Ltd.	4,888	12,714
Mineral Resources Ltd.	561	14,669
Mirvac Group, REIT	16,189	29,288
National Australia Bank Ltd.	13,570	242,610
Newcrest Mining Ltd.	3,379	64,123
NEXTDC Ltd.*	1,827	16,123
Northern Star Resources Ltd.	2,991	28,948
Nufarm Ltd.*	1,263	4,663
Oil Search Ltd.	8,273	24,301
Orica Ltd.	1,661	19,260
Origin Energy Ltd.	7,349	26,421
Orora Ltd.	3,977	7,600
OZ Minerals Ltd.	1,339	18,995
Perpetual Ltd.	224	5,493
Platinum Asset Management Ltd.	878	2,768
Qantas Airways Ltd.*	2,789	9,544
QBE Insurance Group Ltd.	6,148	37,386
Qube Holdings Ltd.	5,583	12,073
Ramsay Health Care Ltd.	707	33,907
REA Group Ltd.	208	23,211
Rio Tinto Ltd.	1,531	128,150
Rio Tinto PLC	4,492	342,313
Santos Ltd.	7,391	36,399
Saracen Mineral Holdings Ltd.*	4,432	16,326
Scentre Group, REIT	21,395	44,303
SEEK Ltd.	1,410	30,101
Seven Group Holdings Ltd.	498	8,443

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Shopping Centres Australasia Property Group, REIT	4,411	$7,822
Sonic Healthcare Ltd.	1,980	51,788
South32 Ltd.	19,996	38,496
Star Entertainment Group Ltd. (The)	3,812	9,965
Stockland, REIT	9,627	32,582
Suncorp Group Ltd.	5,418	41,327
Sydney Airport*	5,507	23,914
Tabcorp Holdings Ltd.	8,279	25,084
Telstra Corp. Ltd.	17,069	40,594
TPG Telecom Ltd.*	1,820	10,232
Transurban Group	11,295	113,744
Treasury Wine Estates Ltd.	3,158	24,226
Vicinity Centres, REIT	15,338	17,893
Vocus Group Ltd.*	2,130	6,666
Washington H Soul Pattinson & Co. Ltd.	387	8,012
Wesfarmers Ltd.	4,668	193,996
Westpac Banking Corp.	14,894	239,045
Whitehaven Coal Ltd.	3,515	3,995
WiseTech Global Ltd.	421	10,000
Woodside Petroleum Ltd.	3,926	72,867
Woolworths Group Ltd.	5,202	161,805
Worley Ltd.	1,231	10,664
		5,671,993
Austria 0.2%
ANDRITZ AG	308	14,701
Erste Group Bank AG*	1,197	36,698
OMV AG	584	24,717
Raiffeisen Bank International AG*	469	9,188
Telekom Austria AG	745	5,684
Verbund AG	272	24,546
Vienna Insurance Group AG Wiener Versicherung Gruppe	142	3,644
voestalpine AG	464	16,940
		136,118
Belgium 0.8%
Ackermans & van Haaren NV	86	13,168
Ageas SA/NV	751	38,470
Anheuser-Busch InBev SA/NV	3,451	217,016
Elia Group SA/NV	160	19,276
Etablissements Franz Colruyt NV	202	12,469
Galapagos NV*	193	20,160
Groupe Bruxelles Lambert SA	440	43,748

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Belgium (cont’d.)
KBC Group NV*	1,135	$79,284
Proximus SADP	537	11,315
Sofina SA	68	22,026
Solvay SA	285	32,484
Telenet Group Holding NV	216	9,210
UCB SA	494	51,256
Umicore SA	838	47,466
		617,348
Brazil 0.0%
Yara International ASA	695	32,446
Cambodia 0.0%
NagaCorp Ltd.	6,600	7,519
Chile 0.0%
Antofagasta PLC	1,427	27,860
China 0.7%
AAC Technologies Holdings, Inc.	2,700	14,595
BOC Hong Kong Holdings Ltd.	14,900	44,406
Budweiser Brewing Co. APAC Ltd., 144A	6,800	22,807
Chow Tai Fook Jewellery Group Ltd.	7,000	8,438
ESR Cayman Ltd., 144A*	7,600	27,169
FIH Mobile Ltd.*	18,000	2,833
Kerry Logistics Network Ltd.	3,100	6,629
Lee & Man Paper Manufacturing Ltd.	6,000	5,276
Lenovo Group Ltd.	31,000	36,301
Microport Scientific Corp.	2,000	13,969
Minth Group Ltd.	3,300	15,091
MMG Ltd.*	10,000	3,858
Nexteer Automotive Group Ltd.	4,000	6,438
Prosus NV*	1,788	208,764
Shangri-La Asia Ltd.*	3,600	3,072
Shui On Land Ltd.	15,500	2,296
SITC International Holdings Co. Ltd.	5,000	11,474
Sun Art Retail Group Ltd.	10,000	10,399
Tingyi Cayman Islands Holding Corp.	8,400	16,730
Towngas China Co. Ltd.*	4,000	1,712
Uni-President China Holdings Ltd.	3,600	4,359

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Want Want China Holdings Ltd.	25,000	$17,958
Wilmar International Ltd.	8,500	33,723
		518,297
Denmark 2.0%
Ambu A/S (Class B Stock)	683	32,349
AP Moller - Maersk A/S (Class A Stock)	18	34,241
AP Moller - Maersk A/S (Class B Stock)	24	49,721
Carlsberg A/S (Class B Stock)	411	60,209
Chr Hansen Holding A/S*	422	38,221
Coloplast A/S (Class B Stock)	545	81,572
Danske Bank A/S*	2,708	46,357
Demant A/S*	428	15,393
DSV Panalpina A/S	830	129,811
Genmab A/S*	243	97,017
GN Store Nord A/S	535	40,875
H. Lundbeck A/S	301	10,764
ISS A/S*	793	13,649
Novo Nordisk A/S (Class B Stock)	6,722	467,706
Novozymes A/S (Class B Stock)	848	50,942
Orsted A/S, 144A	777	147,981
Pandora A/S	399	38,475
ROCKWOOL International A/S (Class B Stock)	26	9,833
Tryg A/S	584	18,221
Vestas Wind Systems A/S	855	185,052
		1,568,389
Finland 1.2%
Elisa OYJ	590	35,131
Fortum OYJ	1,769	42,934
Huhtamaki OYJ	414	20,352
Kesko OYJ (Class B Stock)	1,144	29,735
Kojamo OYJ	788	16,819
Kone OYJ (Class B Stock)	1,617	127,216
Metso Outotec OYJ	2,513	25,119
Neles OYJ	413	5,318
Neste OYJ	1,747	123,133
Nokia OYJ*	23,002	107,268
Nokian Renkaat OYJ	564	20,645
Nordea Bank Abp*	14,057	114,348
Orion OYJ (Class B Stock)	423	19,421
Sampo OYJ (Class A Stock)	2,127	89,367
Stora Enso OYJ (Class R Stock)	2,378	43,234

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
UPM-Kymmene OYJ	2,213	$79,061
Wartsila OYJ Abp	2,009	19,738
		918,839
France 8.4%
Accor SA*	735	24,738
Adevinta ASA*	950	14,307
Aeroports de Paris*	111	12,777
Air Liquide SA	1,934	316,071
Airbus SE*	2,300	232,030
ALD SA, 144A	293	4,032
Alstom SA*	1,093	59,495
Amundi SA, 144A*	253	18,844
Arkema SA	278	30,758
Atos SE*	377	29,081
AXA SA	7,951	176,305
BioMerieux	172	26,633
BNP Paribas SA*	4,494	216,258
Bollore SA	4,506	18,232
Bouygues SA	877	34,472
Bureau Veritas SA*	1,223	32,094
Capgemini SE	651	94,116
Carrefour SA	2,351	39,797
Casino Guichard Perrachon SA*	200	6,797
Cie de Saint-Gobain*	1,999	99,348
Cie Generale des Etablissements Michelin SCA	736	101,833
Cie Plastic Omnium SA	202	7,906
CNP Assurances*	606	9,170
Covivio, REIT	202	16,651
Credit Agricole SA*	4,699	53,375
Danone SA	2,472	164,623
Dassault Aviation SA*	9	9,465
Dassault Systemes SE	546	109,244
Edenred	1,026	55,748
Eiffage SA*	315	28,597
Electricite de France SA*	2,143	26,724
Engie SA*	6,923	107,565
EssilorLuxottica SA	1,215	172,278
Eurazeo SE*	166	11,658
Faurecia SE*	345	18,082
Gecina SA, REIT	217	31,044
Getlink SE*	1,901	29,285
Hermes International	127	129,632
ICADE, REIT	122	8,804

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Iliad SA	59	$10,934
Imerys SA	141	6,661
Ipsen SA	132	11,567
JCDecaux SA*	282	5,481
Kering SA	306	200,119
Klepierre SA, REIT	848	20,471
La Francaise des Jeux SAEM, 144A	371	15,932
Legrand SA	1,108	101,822
L’Oreal SA	993	349,307
LVMH Moet Hennessy Louis Vuitton SE	1,036	625,800
Natixis SA*	3,440	12,974
Orange SA	7,879	92,545
Orpea SA*	208	28,763
Pernod Ricard SA	856	161,699
Publicis Groupe SA	913	47,230
Remy Cointreau SA	102	18,956
Renault SA*	782	33,314
Rexel SA*	1,275	19,401
Rubis SCA	381	17,292
Safran SA*	1,326	167,416
Sanofi	4,537	426,332
Sartorius Stedim Biotech	99	41,370
Schneider Electric SE	2,188	320,600
SCOR SE*	690	20,969
SEB SA	119	22,634
Societe Generale SA*	3,208	59,843
Sodexo SA*	351	31,210
Suez SA	1,528	31,443
Teleperformance	239	78,259
Thales SA	414	37,263
TOTAL SE	10,033	422,687
Ubisoft Entertainment SA*	383	38,327
Unibail-Rodamco-Westfield, REIT	555	46,802
Valeo SA	964	35,960
Veolia Environnement SA	2,120	56,706
Vinci SA	1,964	182,414
Vivendi SA	3,206	98,175
Wendel SE	107	12,372
Worldline SA, 144A*	998	84,410
		6,573,329
Germany 7.5%
1&1 Drillisch AG	176	4,266
adidas AG*	796	252,845

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Allianz SE	1,719	$387,972
Aroundtown SA	4,902	34,056
BASF SE	3,787	292,700
Bayer AG	4,079	245,987
Bayerische Motoren Werke AG	1,324	112,046
Bechtle AG	117	24,850
Beiersdorf AG	404	44,138
Brenntag AG	633	49,625
Carl Zeiss Meditec AG	149	23,203
Commerzbank AG*	4,289	28,333
Continental AG	448	62,710
Covestro AG, 144A	740	50,356
CTS Eventim AG & Co. KGaA*	227	13,404
Daimler AG	3,348	235,300
Delivery Hero SE, 144A*	612	93,238
Deutsche Bank AG*	8,663	87,740
Deutsche Boerse AG	757	121,638
Deutsche Lufthansa AG*	1,208	15,509
Deutsche Post AG	4,035	199,306
Deutsche Telekom AG	13,394	238,631
Deutsche Wohnen SE	1,425	70,609
DWS Group GmbH & Co. KGaA, 144A	153	6,015
E.ON SE	9,086	96,087
Evonik Industries AG	825	27,117
Fielmann AG*	95	8,249
Fraport AG Frankfurt Airport Services Worldwide*	133	7,244
Fresenius Medical Care AG & Co. KGaA	842	68,277
Fresenius SE & Co. KGaA	1,664	73,853
FUCHS PETROLUB SE	150	6,686
GEA Group AG	705	24,448
GRENKE AG	101	5,027
Hannover Rueck SE	257	39,806
HeidelbergCement AG	610	44,895
Hella GmbH & Co. KGaA*	214	13,086
HelloFresh SE*	608	51,631
Henkel AG & Co. KGaA	434	40,574
HOCHTIEF AG	92	8,550
Infineon Technologies AG	5,381	215,576
Just Eat Takeaway.com NV, 144A*	484	55,696
KION Group AG	322	27,832
Knorr-Bremse AG	267	35,334
LANXESS AG	342	25,753
LEG Immobilien AG	297	42,720
Merck KGaA	532	88,556

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
METRO AG	646	$7,546
MTU Aero Engines AG	217	50,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	580	153,489
Nemetschek SE	227	16,027
OSRAM Licht AG*	150	9,348
ProSiebenSat.1 Media SE*	627	11,343
Puma SE*	369	36,066
Rational AG	14	13,465
Rheinmetall AG	169	17,951
RWE AG	2,598	111,810
SAP SE	4,655	592,055
Scout24 AG, 144A	431	33,409
Siemens AG	3,182	493,605
Siemens Energy AG*	1,626	60,472
Siemens Healthineers AG, 144A	926	51,883
Suedzucker AG	294	4,297
Symrise AG	520	64,589
Talanx AG	270	10,072
TeamViewer AG, 144A*	598	31,022
Telefonica Deutschland Holding AG	2,731	7,500
thyssenkrupp AG*	2,069	23,936
Traton SE	265	7,274
TUI AG	3,714	17,925
Uniper SE	508	17,784
United Internet AG	427	18,575
Varta AG*	59	10,553
Volkswagen AG	136	28,768
Vonovia SE	2,335	156,199
Wacker Chemie AG	74	10,706
Zalando SE, 144A*	670	76,761
		5,846,217
Hong Kong 2.5%
AIA Group Ltd.	50,000	603,558
ASM Pacific Technology Ltd.	1,200	17,442
Bank of East Asia Ltd. (The)	5,200	11,282
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cafe de Coral Holdings Ltd.	400	821
Cathay Pacific Airways Ltd.*	3,700	2,849
Champion REIT, REIT	7,000	4,025
CK Asset Holdings Ltd.	10,000	49,985
CK Infrastructure Holdings Ltd.	2,700	14,363
CLP Holdings Ltd.	6,900	64,522
Dah Sing Banking Group Ltd.	3,600	3,582

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Dah Sing Financial Holdings Ltd.	800	$2,267
Dairy Farm International Holdings Ltd.	1,200	5,173
Guotai Junan International Holdings Ltd.	16,000	2,535
Haitong International Securities Group Ltd.	7,000	1,949
Hang Lung Group Ltd.	3,800	9,603
Hang Lung Properties Ltd.	9,000	24,011
Hang Seng Bank Ltd.	3,000	54,121
Henderson Land Development Co. Ltd.	5,004	20,411
Hong Kong & China Gas Co. Ltd.	43,054	61,798
Hong Kong Exchanges & Clearing Ltd.	5,240	335,207
Hongkong Land Holdings Ltd.	5,000	23,126
Huabao International Holdings Ltd.	5,000	7,010
Hutchison Port Holdings Trust, UTS	16,100	3,287
Hysan Development Co. Ltd.	2,800	10,185
Jardine Matheson Holdings Ltd.	870	50,073
Jardine Strategic Holdings Ltd.	750	19,321
Johnson Electric Holdings Ltd.	1,000	2,953
JS Global Lifestyle Co. Ltd., 144A	3,500	7,920
Kerry Properties Ltd.	2,400	6,228
Link REIT, REIT	8,500	74,137
Man Wah Holdings Ltd.	6,000	13,278
Melco International Development Ltd.	3,600	6,281
MTR Corp. Ltd.	6,000	34,879
New World Development Co. Ltd.	5,900	27,357
NWS Holdings Ltd.	6,000	5,780
PCCW Ltd.	16,000	8,898
Power Assets Holdings Ltd.	5,600	29,800
Sa Sa International Holdings Ltd.*	2,000	295
Shun Tak Holdings Ltd.	6,000	1,751
Sino Land Co. Ltd.	13,600	18,914
Sun Hung Kai Properties Ltd.	6,000	81,638
Swire Pacific Ltd. (Class A Stock)	2,000	12,481
Swire Pacific Ltd. (Class B Stock)	2,900	2,941
Swire Properties Ltd.	4,800	13,934
Techtronic Industries Co. Ltd.	5,000	75,188
United Energy Group Ltd.*	28,000	4,359
Vinda International Holdings Ltd.	1,000	3,372
Vitasoy International Holdings Ltd.	3,000	13,062
VTech Holdings Ltd.	600	4,814
WH Group Ltd., 144A	35,200	28,524
Wharf Holdings Ltd. (The)	6,000	13,210
Wharf Real Estate Investment Co. Ltd.	6,500	34,359

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Xinyi Glass Holdings Ltd.	8,000	$19,378
Yue Yuen Industrial Holdings Ltd.	3,700	8,078
		1,956,315
Indonesia 0.0%
First Pacific Co. Ltd.	8,000	2,472
Golden Agri-Resources Ltd.	26,100	3,549
		6,021
Ireland 0.5%
AIB Group PLC*	3,235	5,798
CRH PLC	3,235	133,387
Flutter Entertainment PLC*	526	98,130
Glanbia PLC	811	10,020
Kerry Group PLC (Class A Stock)	631	85,615
Kingspan Group PLC*	625	42,398
Smurfit Kappa Group PLC	1,063	50,812
		426,160
Israel 0.4%
Airport City Ltd.*	216	3,121
Alony Hetz Properties & Investments Ltd.	408	5,181
Amot Investments Ltd.	580	3,220
Azrieli Group Ltd.	132	8,099
Bank Hapoalim BM*	4,387	31,155
Bank Leumi Le-Israel BM	5,794	36,045
Bezeq The Israeli Telecommunication Corp. Ltd.*	8,238	8,458
Elbit Systems Ltd.	93	12,905
Electra Ltd./Israel	7	3,689
Energix-Renewable Energies Ltd.	729	2,745
First International Bank Of Israel Ltd.	211	5,550
Gazit-Globe Ltd.	714	4,341
Harel Insurance Investments & Financial Services Ltd.*	653	5,620
ICL Group Ltd.	3,195	17,133
Israel Discount Bank Ltd. (Class A Stock)	5,194	20,323
Melisron Ltd.	63	3,250
Mivne Real Estate KD Ltd.	2,276	5,467
Mizrahi Tefahot Bank Ltd.	630	14,806
Nice Ltd.*	259	67,471
Paz Oil Co. Ltd.	54	5,347
Phoenix Holdings Ltd. (The)*	334	2,636
Shapir Engineering and Industry Ltd.	367	2,658

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Israel (cont’d.)
Shikun & Binui Ltd.*	657	$3,786
Shufersal Ltd.	463	3,875
Strauss Group Ltd.	203	5,781
Teva Pharmaceutical Industries Ltd.*	4,084	49,609
Tower Semiconductor Ltd.*	424	12,153
		344,424
Italy 1.8%
A2A SpA	6,326	10,275
Amplifon SpA*	509	20,164
Assicurazioni Generali SpA	5,242	89,413
Atlantia SpA*	2,041	32,433
Banca Mediolanum SpA*	992	7,847
Buzzi Unicem SpA	523	12,871
Davide Campari-Milano NV	2,038	21,881
DiaSorin SpA	93	20,411
Enel SpA	32,165	318,652
Eni SpA	10,272	103,613
Ferrari NV	500	104,283
FinecoBank Banca Fineco SpA*	2,495	38,817
Hera SpA	2,883	10,090
Infrastrutture Wireless Italiane SpA, 144A	1,308	14,046
Intesa Sanpaolo SpA*	64,002	139,663
Italgas SpA	1,869	11,201
Leonardo SpA	1,511	10,475
Mediobanca Banca di Credito Finanziario SpA*	3,108	27,636
Moncler SpA*	827	46,543
Nexi SpA, 144A*	1,798	31,896
Pirelli & C SpA, 144A*	1,878	9,781
Poste Italiane SpA, 144A	1,776	17,353
PRADA SpA*	2,000	12,353
Prysmian SpA	1,005	32,340
Recordati Industria Chimica e Farmaceutica SpA	417	21,543
Snam SpA	9,001	47,185
Telecom Italia SpA	43,812	18,746
Telecom Italia SpA, RSP	24,718	11,703
Terna Rete Elettrica Nazionale SpA	5,857	42,548
UniCredit SpA*	8,806	80,409
UnipolSai Assicurazioni SpA	2,039	5,169
		1,371,340
Japan 22.9%
77 Bank Ltd. (The)	400	5,016

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
ABC-Mart, Inc.	100	$5,679
Acom Co. Ltd.	1,300	5,702
Activia Properties, Inc., REIT	1	3,979
Advance Residence Investment Corp., REIT	3	8,880
Advantest Corp.	820	64,610
Aeon Co. Ltd.	2,880	89,968
AEON Financial Service Co. Ltd.	410	4,916
Aeon Mall Co. Ltd.	430	6,943
AGC, Inc.	820	28,487
Aica Kogyo Co. Ltd.	180	5,870
Ain Holdings, Inc.	150	9,430
Air Water, Inc.	680	10,978
Aisin Seiki Co. Ltd.	700	21,389
Ajinomoto Co., Inc.	2,070	48,883
Alfresa Holdings Corp.	750	14,929
Alps Alpine Co. Ltd.	800	10,657
Amada Co. Ltd.	1,200	13,468
Amano Corp.	310	7,212
ANA Holdings, Inc.*	650	13,833
Anritsu Corp.	560	13,794
Aozora Bank Ltd.	520	9,571
Ariake Japan Co. Ltd.	70	4,540
As One Corp.	40	5,877
Asahi Group Holdings Ltd.	1,740	69,921
Asahi Intecc Co. Ltd.	800	26,233
Asahi Kasei Corp.	5,300	58,959
Asics Corp.	700	12,269
ASKUL Corp.	100	3,525
Astellas Pharma, Inc.	7,680	124,412
Azbil Corp.	500	25,536
Bandai Namco Holdings, Inc.	820	69,987
Bank of Kyoto Ltd. (The)	340	17,844
Benefit One, Inc.	300	8,479
Benesse Holdings, Inc.	320	6,161
Bic Camera, Inc.	600	6,482
Bridgestone Corp.	2,400	88,758
Brother Industries Ltd.	1,100	24,419
Calbee, Inc.	340	10,047
Canon Marketing Japan, Inc.	160	3,515
Canon, Inc.	4,180	91,671
Capcom Co. Ltd.	400	25,106
Casio Computer Co. Ltd.	1,000	17,588
Central Japan Railway Co.	714	100,799
Chiba Bank Ltd. (The)	2,300	12,495

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Chubu Electric Power Co., Inc.	2,900	$35,496
Chugai Pharmaceutical Co. Ltd.	2,720	142,353
Chugoku Bank Ltd. (The)	650	5,056
Chugoku Electric Power Co., Inc. (The)	1,280	15,766
Coca-Cola Bottlers Japan Holdings, Inc.	540	8,149
COMSYS Holdings Corp.	500	14,792
Concordia Financial Group Ltd.	4,300	15,555
Cosmo Energy Holdings Co. Ltd.	300	6,635
Cosmos Pharmaceutical Corp.	40	6,112
Credit Saison Co. Ltd.	550	6,237
CyberAgent, Inc.	390	24,397
Dai Nippon Printing Co. Ltd.	1,150	19,775
Daicel Corp.	1,180	8,955
Daido Steel Co. Ltd.	160	6,517
Daifuku Co. Ltd.	400	45,628
Dai-ichi Life Holdings, Inc.	4,500	68,389
Daiichi Sankyo Co. Ltd.	7,860	252,864
Daiichikosho Co. Ltd.	230	7,910
Daikin Industries Ltd.	1,080	228,695
Daito Trust Construction Co. Ltd.	296	30,869
Daiwa House Industry Co. Ltd.	2,670	75,521
Daiwa House REIT Investment Corp., REIT	4	10,764
Daiwa Office Investment Corp., REIT	1	6,445
Daiwa Securities Group, Inc.	6,200	29,434
DeNA Co. Ltd.	510	9,504
Denka Co. Ltd.	390	14,841
Denso Corp.	1,880	104,329
Dentsu Group, Inc.	930	29,510
DIC Corp.	300	7,348
Disco Corp.	100	32,402
DMG Mori Co. Ltd.	500	7,825
Dowa Holdings Co. Ltd.	170	6,193
East Japan Railway Co.	1,530	100,763
Ebara Corp.	400	13,776
Eisai Co. Ltd.	1,114	83,025
Elecom Co. Ltd.	100	4,741
Electric Power Development Co. Ltd.	800	13,053
ENEOS Holdings, Inc.	12,310	49,801
Ezaki Glico Co. Ltd.	210	9,213
Fancl Corp.	300	10,995
FANUC Corp.	783	205,014
Fast Retailing Co. Ltd.	205	175,824
FP Corp.	180	7,224
Fuji Electric Co. Ltd.	500	19,926

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Fuji Media Holdings, Inc.	300	$3,483
Fuji Oil Holdings, Inc.	160	4,669
Fuji Seal International, Inc.	200	3,711
FUJIFILM Holdings Corp.	1,460	83,398
Fujitsu General Ltd.	200	4,957
Fujitsu Ltd.	780	119,184
Fukuoka Financial Group, Inc.	660	11,803
Fukuyama Transporting Co. Ltd.	120	4,675
Furukawa Electric Co. Ltd.	300	8,093
Fuyo General Lease Co. Ltd.	100	6,919
Glory Ltd.	210	4,057
GLP J-REIT, REIT	8	12,838
GMO internet, Inc.	300	8,467
GMO Payment Gateway, Inc.	140	19,953
Goldwin, Inc.	142	8,556
GS Yuasa Corp.	300	8,810
GungHo Online Entertainment, Inc.*	120	2,998
Gunma Bank Ltd. (The)	1,800	5,542
H.U. Group Holdings, Inc.	240	7,150
Hachijuni Bank Ltd. (The)	1,890	6,040
Hakuhodo DY Holdings, Inc.	1,100	15,893
Hamamatsu Photonics KK	550	31,874
Hankyu Hanshin Holdings, Inc.	870	28,087
Haseko Corp.	1,170	13,775
Heiwa Corp.	200	2,799
Hikari Tsushin, Inc.	80	16,750
Hino Motors Ltd.	1,100	9,450
Hirogin Holdings, Inc.	1,400	8,115
Hirose Electric Co. Ltd.	145	22,745
Hisamitsu Pharmaceutical Co., Inc.	310	18,582
Hitachi Capital Corp.	130	3,191
Hitachi Construction Machinery Co. Ltd.	420	12,216
Hitachi Ltd.	3,780	155,750
Hitachi Metals Ltd.	800	12,694
Hitachi Transport System Ltd.	150	4,406
Hokuhoku Financial Group, Inc.	700	6,171
Hokuriku Electric Power Co.	600	3,921
Honda Motor Co. Ltd.	7,040	184,794
Horiba Ltd.	150	9,777
Hoshizaki Corp.	170	15,047
House Foods Group, Inc.	340	12,543
Hoya Corp.	1,500	192,260
Hulic Co. Ltd.	1,660	18,735
Ibiden Co. Ltd.	460	21,385

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Ichigo, Inc.	1,100	$3,019
Idemitsu Kosan Co. Ltd.	947	22,189
IHI Corp.	630	10,951
Iida Group Holdings Co. Ltd.	630	13,851
Industrial & Infrastructure Fund Investment Corp., REIT	4	7,197
Inpex Corp.	3,900	22,509
Isetan Mitsukoshi Holdings Ltd.	1,300	7,966
Isuzu Motors Ltd.	2,000	19,006
Ito En Ltd.	230	14,357
ITOCHU Corp.	5,600	160,223
Itochu Techno-Solutions Corp.	380	13,360
Itoham Yonekyu Holdings, Inc.	400	2,708
Iyo Bank Ltd. (The)	1,270	7,289
Izumi Co. Ltd.	200	7,144
J Front Retailing Co. Ltd.	1,100	9,061
Japan Airlines Co. Ltd.*	560	9,901
Japan Airport Terminal Co. Ltd.	150	7,870
Japan Aviation Electronics Industry Ltd.	120	1,856
Japan Exchange Group, Inc.	2,200	51,423
Japan Logistics Fund, Inc., REIT	2	5,983
Japan Post Bank Co. Ltd.	1,600	13,818
Japan Post Holdings Co. Ltd.	5,500	43,615
Japan Post Insurance Co. Ltd.	700	13,727
Japan Prime Realty Investment Corp., REIT	2	7,048
Japan Real Estate Investment Corp., REIT	3	18,243
Japan Retail Fund Investment Corp., REIT	5	9,434
Japan Tobacco, Inc.	4,930	97,785
JCR Pharmaceuticals Co. Ltd.	200	6,586
JFE Holdings, Inc.*	2,280	19,640
JGC Holdings Corp.	880	9,927
JSR Corp.	800	24,368
JTEKT Corp.	900	7,939
Justsystems Corp.	160	11,600
Kagome Co. Ltd.	300	9,934
Kajima Corp.	1,900	25,385
Kakaku.com, Inc.	550	15,888
Kaken Pharmaceutical Co. Ltd.	150	5,870
Kamigumi Co. Ltd.	380	6,688
Kandenko Co. Ltd.	300	2,580
Kaneka Corp.	230	8,234
Kansai Electric Power Co., Inc. (The)	3,070	30,027
Kansai Mirai Financial Group, Inc.	500	2,389
Kansai Paint Co. Ltd.	780	23,018
Kao Corp.	1,950	141,285

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Kawasaki Heavy Industries Ltd.*	690	$14,554
KDDI Corp.	7,060	207,106
Keihan Holdings Co. Ltd.	410	18,652
Keikyu Corp.	1,000	15,997
Keio Corp.	460	33,659
Keisei Electric Railway Co. Ltd.	550	18,598
Kenedix Office Investment Corp., REIT	1	6,417
Kewpie Corp.	460	10,629
Keyence Corp.	745	399,944
Kikkoman Corp.	710	50,216
Kinden Corp.	500	8,030
Kintetsu Group Holdings Co. Ltd.	760	31,899
Kirin Holdings Co. Ltd.	3,150	67,630
Kissei Pharmaceutical Co. Ltd.	100	2,201
Kobayashi Pharmaceutical Co. Ltd.	280	31,543
Kobe Bussan Co. Ltd.	200	5,537
Kobe Steel Ltd.*	1,000	4,616
Koei Tecmo Holdings Co. Ltd.	200	11,468
Koito Manufacturing Co. Ltd.	480	30,859
Kokuyo Co. Ltd.	300	3,911
Komatsu Ltd.	3,810	104,465
Konami Holdings Corp.	400	24,429
Konica Minolta, Inc.	1,700	7,353
Kose Corp.	100	16,016
Kotobuki Spirits Co. Ltd.	100	5,372
K’s Holdings Corp.	800	10,821
Kubota Corp.	4,600	101,076
Kuraray Co. Ltd.	1,600	17,120
Kurita Water Industries Ltd.	460	18,659
Kusuri no Aoki Holdings Co. Ltd.	100	8,196
Kyocera Corp.	1,300	83,184
Kyoritsu Maintenance Co. Ltd.	100	3,216
Kyowa Exeo Corp.	390	10,194
Kyowa Kirin Co. Ltd.	1,020	30,253
Kyudenko Corp.	150	4,539
Kyushu Electric Power Co., Inc.	2,000	18,528
Kyushu Financial Group, Inc.	1,500	5,997
Kyushu Railway Co.	670	14,026
LaSalle Logiport REIT, REIT	3	4,695
Lasertec Corp.	300	40,075
Lawson, Inc.	150	7,272
Lintec Corp.	240	5,441
Lion Corp.	1,040	23,774
Lixil Corp.	1,120	26,057

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
M3, Inc.	1,720	$145,160
Mabuchi Motor Co. Ltd.	260	10,712
Maeda Corp.	400	3,268
Maeda Road Construction Co. Ltd.	200	3,381
Makita Corp.	1,050	50,025
Mani, Inc.	280	7,408
Marubeni Corp.	6,300	41,724
Marui Group Co. Ltd.	880	15,719
Maruichi Steel Tube Ltd.	270	5,793
Matsui Securities Co. Ltd.	300	2,328
Matsumotokiyoshi Holdings Co. Ltd.	340	13,435
Mazda Motor Corp.	2,500	17,689
Mebuki Financial Group, Inc.	3,500	6,782
Medipal Holdings Corp.	600	12,256
Megmilk Snow Brand Co. Ltd.	130	2,798
MEIJI Holdings Co. Ltd.	566	38,628
MINEBEA MITSUMI, Inc.	1,700	37,691
MISUMI Group, Inc.	1,150	37,349
Mitsubishi Chemical Holdings Corp.	5,300	36,203
Mitsubishi Corp.	4,930	124,582
Mitsubishi Electric Corp.	8,180	124,838
Mitsubishi Estate Co. Ltd.	4,770	75,323
Mitsubishi Gas Chemical Co., Inc.	720	16,464
Mitsubishi Heavy Industries Ltd.	1,210	34,547
Mitsubishi Logistics Corp.	290	8,071
Mitsubishi Materials Corp.	510	10,768
Mitsubishi Motors Corp.*	2,600	5,867
Mitsubishi UFJ Financial Group, Inc.	51,600	231,587
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,650	8,041
Mitsui & Co. Ltd.	6,800	125,606
Mitsui Chemicals, Inc.	740	21,201
Mitsui Fudosan Co. Ltd.	3,860	78,041
Mitsui Mining & Smelting Co. Ltd.	200	6,932
Mitsui OSK Lines Ltd.	470	12,687
Miura Co. Ltd.	430	24,464
Mizuho Financial Group, Inc.	10,430	137,268
Mochida Pharmaceutical Co. Ltd.	130	4,881
MonotaRO Co. Ltd.	460	23,014
Mori Hills REIT Investment Corp., REIT	3	4,174
Morinaga & Co. Ltd.	140	5,561
Morinaga Milk Industry Co. Ltd.	210	10,458
MS&AD Insurance Group Holdings, Inc.	2,010	57,780
Murata Manufacturing Co. Ltd.	2,320	223,010
Nabtesco Corp.	480	21,492

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nagase & Co. Ltd.	400	$5,736
Nagoya Railroad Co. Ltd.	760	19,316
Nankai Electric Railway Co. Ltd.	430	10,413
NEC Corp.	1,050	57,053
NEC Networks & System Integration Corp.	300	5,343
NET One Systems Co. Ltd.	360	11,966
Nexon Co. Ltd.	1,740	52,632
NGK Insulators Ltd.	1,130	19,711
NGK Spark Plug Co. Ltd.	810	14,961
NH Foods Ltd.	400	17,112
NHK Spring Co. Ltd.	480	3,257
Nichirei Corp.	500	14,497
Nidec Corp.	1,900	251,279
Nifco, Inc.	350	12,188
Nihon Kohden Corp.	300	8,959
Nihon M&A Center, Inc.	500	28,935
Nihon Unisys Ltd.	300	11,350
Nikon Corp.	1,250	9,938
Nintendo Co. Ltd.	431	248,601
Nippo Corp.	240	5,967
Nippon Accommodations Fund, Inc., REIT	1	5,486
Nippon Building Fund, Inc., REIT	3	18,043
Nippon Electric Glass Co. Ltd.	330	7,235
Nippon Express Co. Ltd.	270	18,321
Nippon Kayaku Co. Ltd.	700	6,613
Nippon Paint Holdings Co. Ltd.	630	56,553
Nippon Paper Industries Co. Ltd.	300	3,664
Nippon Prologis REIT, Inc., REIT	4	13,014
Nippon Sanso Holdings Corp.	590	11,361
Nippon Shinyaku Co. Ltd.	200	14,755
Nippon Shokubai Co. Ltd.	130	7,274
Nippon Steel Corp.*	3,430	39,206
Nippon Telegraph & Telephone Corp.	5,120	127,827
Nippon Yusen KK	750	17,236
Nipro Corp.	400	4,710
Nishi-Nippon Railroad Co. Ltd.	280	7,618
Nissan Chemical Corp.	560	31,922
Nissan Motor Co. Ltd.*	8,000	40,585
Nissan Shatai Co. Ltd.	400	3,135
Nisshin Seifun Group, Inc.	1,160	19,485
Nisshinbo Holdings, Inc.	700	5,203
Nissin Foods Holdings Co. Ltd.	250	21,611
Nitori Holdings Co. Ltd.	282	56,072
Nitto Denko Corp.	600	54,482

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Noevir Holdings Co. Ltd.	100	$4,393
NOF Corp.	300	14,410
NOK Corp.	550	7,135
Nomura Holdings, Inc.	12,400	65,384
Nomura Real Estate Holdings, Inc.	430	9,577
Nomura Real Estate Master Fund, Inc., REIT	9	13,624
Nomura Research Institute Ltd.	1,060	35,675
NS Solutions Corp.	130	4,165
NSK Ltd.	1,700	15,340
NTT Data Corp.	2,600	37,242
Obayashi Corp.	2,900	24,327
OBIC Business Consultants Co. Ltd.	60	3,804
Obic Co. Ltd.	250	46,882
Odakyu Electric Railway Co. Ltd.	1,240	35,985
Oji Holdings Corp.	3,600	21,707
OKUMA Corp.	150	8,978
Olympus Corp.	4,380	79,062
Omron Corp.	770	67,962
Ono Pharmaceutical Co. Ltd.	1,730	51,625
Open House Co. Ltd.	260	10,460
Oracle Corp.	150	17,620
Orient Corp.	3,600	4,106
Oriental Land Co. Ltd.	760	118,726
ORIX Corp.	5,200	83,559
Orix JREIT, Inc., REIT	5	8,369
Osaka Gas Co. Ltd.	1,640	30,306
OSG Corp.	260	4,649
Otsuka Corp.	470	23,566
Otsuka Holdings Co. Ltd.	1,710	73,034
PALTAC Corp.	100	5,193
Pan Pacific International Holdings Corp.	2,100	47,139
Panasonic Corp.	8,860	114,463
Park24 Co. Ltd.*	420	7,943
Penta-Ocean Construction Co. Ltd.	1,200	9,812
PeptiDream, Inc.*	370	21,536
Persol Holdings Co. Ltd.	650	12,172
Pigeon Corp.	460	20,655
Pilot Corp.	200	5,726
Pola Orbis Holdings, Inc.	310	6,187
Rakuten, Inc.*	3,250	31,899
Recruit Holdings Co. Ltd.	5,550	240,014
Relo Group, Inc.	400	9,900
Renesas Electronics Corp.*	2,980	33,955
Rengo Co. Ltd.	1,000	8,327

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Resona Holdings, Inc.	8,900	$30,834
Resorttrust, Inc.	220	3,106
Ricoh Co. Ltd.	2,900	21,807
Rinnai Corp.	160	16,663
Rohm Co. Ltd.	360	36,440
Rohto Pharmaceutical Co. Ltd.	400	11,695
Ryohin Keikaku Co. Ltd.	980	23,417
Sankyo Co. Ltd.	160	4,571
Sankyu, Inc.	200	7,506
Sanrio Co. Ltd.	240	3,555
Santen Pharmaceutical Co. Ltd.	1,500	24,772
Sanwa Holdings Corp.	760	8,645
Sapporo Holdings Ltd.	200	3,869
Sawai Pharmaceutical Co. Ltd.	150	6,855
SBI Holdings, Inc.	1,000	24,939
SCREEN Holdings Co. Ltd.	180	13,829
SCSK Corp.	160	8,888
Secom Co. Ltd.	800	72,597
Sega Sammy Holdings, Inc.	870	13,827
Seibu Holdings, Inc.	900	8,252
Seiko Epson Corp.	1,200	20,393
Seino Holdings Co. Ltd.	700	9,034
Sekisui Chemical Co. Ltd.	1,500	27,061
Sekisui House Ltd.	2,380	46,007
Sekisui House Reit, Inc., REIT	8	5,775
Seven & i Holdings Co. Ltd.	3,150	119,225
Seven Bank Ltd.	2,700	5,939
SG Holdings Co. Ltd.	1,800	46,171
Sharp Corp.	640	13,235
Shiga Bank Ltd. (The)	250	4,566
Shikoku Electric Power Co., Inc.	500	3,399
Shimadzu Corp.	1,080	41,185
Shimamura Co. Ltd.	100	11,066
Shimano, Inc.	300	70,657
Shimizu Corp.	2,300	16,169
Shin-Etsu Chemical Co. Ltd.	1,610	280,530
Shinsei Bank Ltd.	680	8,329
Shionogi & Co. Ltd.	1,190	64,639
Ship Healthcare Holdings, Inc.	200	11,509
Shiseido Co. Ltd.	1,650	106,559
Shizuoka Bank Ltd. (The)	2,060	14,950
SHO-BOND Holdings Co. Ltd.	182	7,919
Showa Denko KK	600	14,306
SKY Perfect JSAT Holdings, Inc.	500	2,197

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Skylark Holdings Co. Ltd.*	900	$14,733
SMC Corp.	240	145,279
SMS Co. Ltd.	200	7,391
SoftBank Corp.	11,400	149,724
SoftBank Group Corp.	6,000	462,456
Sohgo Security Services Co. Ltd.	320	15,733
Sojitz Corp.	4,900	11,309
Sompo Holdings, Inc.	1,360	54,155
Sony Corp.	5,090	485,848
Sotetsu Holdings, Inc.	360	8,429
Square Enix Holdings Co. Ltd.	330	18,923
Stanley Electric Co. Ltd.	640	19,975
Subaru Corp.	2,570	49,196
Sugi Holdings Co. Ltd.	100	6,553
SUMCO Corp.	980	20,598
Sumitomo Bakelite Co. Ltd.	100	3,588
Sumitomo Chemical Co. Ltd.	6,200	29,183
Sumitomo Corp.	4,680	61,921
Sumitomo Dainippon Pharma Co. Ltd.	800	12,991
Sumitomo Electric Industries Ltd.	3,070	40,941
Sumitomo Forestry Co. Ltd.	500	9,665
Sumitomo Heavy Industries Ltd.	510	14,119
Sumitomo Metal Mining Co. Ltd.	960	41,444
Sumitomo Mitsui Financial Group, Inc.	5,370	166,432
Sumitomo Mitsui Trust Holdings, Inc.	1,480	44,304
Sumitomo Osaka Cement Co. Ltd.	200	6,061
Sumitomo Realty & Development Co. Ltd.	1,600	48,111
Sumitomo Rubber Industries Ltd.	700	6,408
Sundrug Co. Ltd.	320	12,710
Suntory Beverage & Food Ltd.	520	18,115
Sushiro Global Holdings Ltd.	400	13,652
Suzuken Co. Ltd.	330	12,781
Suzuki Motor Corp.	1,820	82,141
Sysmex Corp.	800	93,700
T&D Holdings, Inc.	2,300	26,634
Taiheiyo Cement Corp.	530	13,223
Taisei Corp.	850	27,521
Taisho Pharmaceutical Holdings Co. Ltd.	180	11,782
Taiyo Yuden Co. Ltd.	500	29,381
Takara Bio, Inc.	230	6,381
Takara Holdings, Inc.	700	8,156
Takashimaya Co. Ltd.	500	4,741
Takeda Pharmaceutical Co. Ltd.	6,283	221,829
TBS Holdings, Inc.	100	1,944

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
TDK Corp.	470	$75,850
TechnoPro Holdings, Inc.	180	13,606
Teijin Ltd.	740	13,502
Terumo Corp.	2,660	103,667
THK Co. Ltd.	470	14,870
TIS, Inc.	1,000	22,188
Tobu Railway Co. Ltd.	830	23,346
Toda Corp.	800	5,646
Toho Co. Ltd.	420	16,227
Toho Gas Co. Ltd.	370	21,745
Tohoku Electric Power Co., Inc.	1,980	16,973
Tokai Carbon Co. Ltd.	800	11,552
Tokai Rika Co. Ltd.	140	2,285
Tokio Marine Holdings, Inc.	2,670	131,136
Tokuyama Corp.	300	7,489
Tokyo Century Corp.	260	20,980
Tokyo Electric Power Co. Holdings, Inc.*	6,400	24,453
Tokyo Electron Ltd.	600	227,498
Tokyo Gas Co. Ltd.	1,740	38,084
Tokyo Ohka Kogyo Co. Ltd.	150	10,094
Tokyo Tatemono Co. Ltd.	870	11,697
Tokyu Corp.	2,100	24,593
Tokyu Fudosan Holdings Corp.	2,300	12,930
Toppan Printing Co. Ltd.	1,250	17,772
Toray Industries, Inc.	6,290	41,006
Toshiba Corp.	1,860	60,652
Toshiba TEC Corp.	100	3,711
Tosoh Corp.	1,250	21,467
TOTO Ltd.	630	34,977
Toyo Seikan Group Holdings Ltd.	670	7,179
Toyo Suisan Kaisha Ltd.	370	18,187
Toyo Tire Corp.	400	6,039
Toyobo Co. Ltd.	300	3,761
Toyoda Gosei Co. Ltd.	310	8,148
Toyota Boshoku Corp.	380	6,114
Toyota Industries Corp.	680	53,379
Toyota Motor Corp.	10,140	705,721
Toyota Tsusho Corp.	960	37,222
Trend Micro, Inc.*	490	26,789
TS Tech Co. Ltd.	180	5,190
Tsumura & Co.	280	9,090
Tsuruha Holdings, Inc.	110	14,615
Ube Industries Ltd.	400	7,583
Ulvac, Inc.	200	8,995

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Unicharm Corp.	1,640	$73,606
United Urban Investment Corp., REIT	6	8,113
Ushio, Inc.	400	5,175
USS Co. Ltd.	900	17,745
Wacoal Holdings Corp.	200	3,970
Welcia Holdings Co. Ltd.	420	14,239
West Japan Railway Co.	760	40,406
Yakult Honsha Co. Ltd.	600	30,566
Yamada Holdings Co. Ltd.	2,900	14,809
Yamaguchi Financial Group, Inc.	800	4,544
Yamaha Corp.	720	40,656
Yamaha Motor Co. Ltd.	1,100	24,100
Yamato Holdings Co. Ltd.	1,430	35,488
Yamato Kogyo Co. Ltd.	200	5,036
Yamazaki Baking Co. Ltd.	500	9,182
Yaoko Co. Ltd.	100	6,555
Yaskawa Electric Corp.	1,020	52,214
Yokogawa Electric Corp.	1,100	23,632
Yokohama Rubber Co. Ltd. (The)	370	5,801
Z Holdings Corp.	10,700	66,177
Zenkoku Hosho Co. Ltd.	200	8,914
Zensho Holdings Co. Ltd.	400	11,030
Zeon Corp.	600	9,634
ZOZO, Inc.	390	10,911
		17,959,599
Jordan 0.0%
Hikma Pharmaceuticals PLC	720	23,633
Kazakhstan 0.0%
KAZ Minerals PLC	863	8,540
Luxembourg 0.2%
ArcelorMittal SA*	2,976	65,394
Eurofins Scientific SE*	520	49,920
L’Occitane International SA	2,500	6,720
RTL Group SA*	157	8,976
		131,010
Macau 0.2%
Galaxy Entertainment Group Ltd.	8,500	64,251
MGM China Holdings Ltd.	3,100	4,675

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Macau (cont’d.)
Sands China Ltd.	10,000	$39,609
SJM Holdings Ltd.	7,600	8,146
Wynn Macau Ltd.*	6,000	9,523
		126,204
Malaysia 0.0%
Wing Tai Holdings Ltd.	1,500	2,141
Mexico 0.0%
Fresnillo PLC	723	9,768
Netherlands 3.9%
Aalberts NV	409	18,535
ABN AMRO Bank NV, 144A, CVA*	1,851	19,388
Adyen NV, 144A*	111	232,157
Aegon NV	7,198	29,843
Akzo Nobel NV	793	80,877
Argenx SE*	195	57,114
ASM International NV	199	51,121
ASML Holding NV	1,655	886,341
ASR Nederland NV	589	22,849
Euronext NV, 144A	270	29,003
EXOR NV	441	32,765
GrandVision NV, 144A*	178	5,299
Heineken Holding NV	438	38,641
Heineken NV	981	102,401
IMCD NV	230	28,534
ING Groep NV*	16,329	146,503
JDE Peet’s NV*	301	11,645
Koninklijke Ahold Delhaize NV	4,425	126,577
Koninklijke DSM NV	712	124,696
Koninklijke KPN NV	13,642	42,709
Koninklijke Philips NV*	3,808	207,804
Koninklijke Vopak NV	250	12,668
NN Group NV	1,361	56,811
Randstad NV*	446	27,916
Royal Dutch Shell PLC (Class A Stock)	16,981	311,238
Royal Dutch Shell PLC (Class B Stock)	15,451	269,662
Signify NV, 144A*	532	25,452
Wolters Kluwer NV	1,102	91,487
		3,090,036

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
New Zealand 0.4%
a2 Milk Co. Ltd. (The)*	2,998	$24,842
Air New Zealand Ltd.*	3,164	3,621
Auckland International Airport Ltd.*	5,061	26,936
Contact Energy Ltd.	2,756	16,138
Fisher & Paykel Healthcare Corp. Ltd.	2,329	57,968
Fletcher Building Ltd.*	3,380	15,066
Kiwi Property Group Ltd.	5,896	5,432
Mercury NZ Ltd.	2,505	12,807
Meridian Energy Ltd.	5,067	25,937
Ryman Healthcare Ltd.	1,835	20,427
SKYCITY Entertainment Group Ltd.	2,580	5,638
Spark New Zealand Ltd.	7,799	26,956
Xero Ltd.*	494	48,772
		290,540
Norway 0.5%
Aker ASA (Class A Stock)	123	9,771
Aker BP ASA	415	10,387
DNB ASA*	4,330	84,725
Equinor ASA	3,927	70,764
Gjensidige Forsikring ASA	706	16,337
Leroy Seafood Group ASA	1,003	7,032
Mowi ASA	1,753	38,903
Norsk Hydro ASA	5,913	26,265
Orkla ASA	3,060	29,792
Salmar ASA	199	12,028
Schibsted ASA (Class A Stock)*	357	13,502
Schibsted ASA (Class B Stock)*	423	13,655
Telenor ASA	2,523	41,861
TOMRA Systems ASA	472	21,764
		396,786
Poland 0.3%
Allegro.eu SA, 144A*	1,274	25,217
Bank Polska Kasa Opieki SA*	737	12,585
CD Projekt SA*	262	21,472
Cyfrowy Polsat SA	1,243	10,183
Dino Polska SA, 144A*	208	14,665
Grupa Lotos SA	354	3,669
KGHM Polska Miedz SA*	562	28,325
LPP SA*	3	6,179
PGE Polska Grupa Energetyczna SA*	2,536	4,450
Polski Koncern Naftowy ORLEN SA	1,287	19,394

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland (cont’d.)
Polskie Gornictwo Naftowe i Gazownictwo SA	7,691	$11,664
Powszechna Kasa Oszczednosci Bank Polski SA*	3,730	28,897
Powszechny Zaklad Ubezpieczen SA*	2,147	17,204
Santander Bank Polska SA*	113	5,496
		209,400
Portugal 0.1%
EDP - Energias de Portugal SA	11,617	72,858
Galp Energia SGPS SA	2,110	21,175
Jeronimo Martins SGPS SA	1,011	16,527
		110,560
Russia 0.1%
Evraz PLC	2,364	16,188
Polymetal International PLC	1,462	31,680
		47,868
Singapore 1.0%
Ascendas Real Estate Investment Trust, REIT	13,416	30,988
Ascott Residence Trust, UTS	6,000	4,723
BOC Aviation Ltd., 144A	800	6,482
CapitaLand Integrated Commercial Trust, REIT	18,157	29,132
CapitaLand Ltd.	10,800	26,085
City Developments Ltd.	1,800	9,740
ComfortDelGro Corp. Ltd.	8,000	9,478
DBS Group Holdings Ltd.	7,391	139,915
Frasers Logistics & Commercial Trust, REIT	10,100	10,917
Frasers Property Ltd.	2,100	1,941
Genting Singapore Ltd.	22,200	14,220
Jardine Cycle & Carriage Ltd.	390	6,316
Keppel Corp. Ltd.	5,900	22,258
Keppel DC REIT, REIT	4,900	10,978
Keppel REIT, REIT	7,700	7,046
Mapletree Commercial Trust, REIT	9,200	14,297
Mapletree Industrial Trust, REIT	6,500	14,004
Mapletree Logistics Trust, REIT	11,200	16,610
Mapletree North Asia Commercial Trust, REIT	11,000	8,093
NetLink NBN Trust, UTS	11,800	8,469
Olam International Ltd.	2,400	2,869
Oversea-Chinese Banking Corp. Ltd.	14,473	111,998
SATS Ltd.*	3,200	9,248
Sembcorp Industries Ltd.	4,100	5,090

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
Sembcorp Marine Ltd.*	38,435	$4,178
Singapore Airlines Ltd.*	4,900	15,130
Singapore Exchange Ltd.	3,400	25,245
Singapore Post Ltd.	8,500	4,394
Singapore Press Holdings Ltd.	7,300	6,485
Singapore Technologies Engineering Ltd.	6,300	17,594
Singapore Telecommunications Ltd.	30,900	54,790
StarHub Ltd.	2,900	2,784
Suntec Real Estate Investment Trust, REIT	7,400	8,893
United Overseas Bank Ltd.	5,357	94,104
UOL Group Ltd.	2,300	12,655
Venture Corp. Ltd.	1,200	17,897
		785,046
South Africa 0.2%
Anglo American PLC	5,159	169,548
South Korea 5.3%
Alteogen, Inc.*	74	8,812
Amorepacific Corp.*	130	25,917
AMOREPACIFIC Group*	118	6,199
BGF retail Co. Ltd.	17	2,581
BNK Financial Group, Inc.*	1,143	5,617
Celltrion Healthcare Co. Ltd.*	307	39,422
Celltrion Pharm, Inc.*	74	11,568
Celltrion, Inc.*	436	126,442
Cheil Worldwide, Inc.	349	6,012
CJ CheilJedang Corp.	30	11,409
CJ Corp.	65	5,465
CJ ENM Co. Ltd.	49	6,686
CJ Logistics Corp.*	37	5,560
Coway Co. Ltd.*	235	14,625
Daewoo Engineering & Construction Co. Ltd.*	933	4,915
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	159	3,471
DB Insurance Co. Ltd.	214	7,049
DGB Financial Group, Inc.*	628	3,569
DL E&C Co. Ltd.*	58	5,781
DL Holdings Co. Ltd.*	47	2,555
Dongsuh Cos., Inc.	129	3,555
Doosan Bobcat, Inc.*	66	1,787
Doosan Heavy Industries & Construction Co. Ltd.*	984	10,292
Doosan Infracore Co. Ltd.*	536	3,919
E-MART, Inc.	76	11,146

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Fila Holdings Corp.	237	$8,987
GS Engineering & Construction Corp.	239	8,147
GS Holdings Corp.	235	7,604
GS Retail Co. Ltd.	72	2,231
Hana Financial Group, Inc.	1,159	33,700
Hanjin Kal Corp.*	120	6,541
Hankook Tire & Technology Co. Ltd.*	345	12,660
Hanmi Pharm Co. Ltd.*	27	9,243
Hanmi Science Co. Ltd.*	56	4,028
Hanon Systems	660	9,858
Hanssem Co. Ltd.*	51	4,305
Hanwha Aerospace Co. Ltd.*	142	5,154
Hanwha Corp.*	141	4,041
Hanwha Life Insurance Co. Ltd.	1,253	2,984
Hanwha Solutions Corp.*	359	16,031
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)*	154	3,756
Helixmith Co. Ltd.*	120	2,740
Hite Jinro Co. Ltd.*	102	2,902
HLB, Inc.*	178	14,319
Hotel Shilla Co. Ltd.	128	9,229
Hyundai Department Store Co. Ltd.	82	5,731
Hyundai Engineering & Construction Co. Ltd.*	278	9,990
Hyundai Glovis Co. Ltd.	74	12,525
Hyundai Heavy Industries Holdings Co. Ltd.	40	8,401
Hyundai Marine & Fire Insurance Co. Ltd.	225	4,003
Hyundai Mipo Dockyard Co. Ltd.*	55	2,112
Hyundai Mobis Co. Ltd.*	268	75,567
Hyundai Motor Co.	574	117,085
Hyundai Steel Co.	325	11,245
Hyundai Wia Corp.	65	5,261
Industrial Bank of Korea*	1,022	7,146
Kakao Corp.*	223	87,582
Kangwon Land, Inc.*	472	9,922
KB Financial Group, Inc.*	1,604	57,709
KCC Corp.	12	2,126
KEPCO Plant Service & Engineering Co. Ltd.*	71	1,717
Kia Motors Corp.	1,053	77,301
Korea Aerospace Industries Ltd.*	265	7,345
Korea Electric Power Corp.*	1,059	21,696
Korea Gas Corp.*	70	1,939
Korea Investment Holdings Co. Ltd.*	179	12,985
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	166	13,909
Korea Zinc Co. Ltd.*	42	15,171

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Korean Air Lines Co. Ltd.*	352	$8,975
KT&G Corp.*	459	32,876
Kumho Petrochemical Co. Ltd.*	68	15,042
LG Chem Ltd.	187	152,900
LG Corp.	362	32,037
LG Display Co. Ltd.*	994	19,309
LG Electronics, Inc.	444	60,683
LG Household & Health Care Ltd.	36	50,060
LG Innotek Co. Ltd.	57	10,167
LG Uplus Corp.	798	8,514
Lotte Chemical Corp.	60	13,978
Lotte Chilsung Beverage Co. Ltd.*	26	2,698
Lotte Corp.	157	4,540
LOTTE Fine Chemical Co. Ltd.	48	2,326
Lotte Shopping Co. Ltd.	46	4,325
LS Corp.	71	4,072
Mando Corp.*	182	11,187
Medytox, Inc.	23	2,503
Mirae Asset Daewoo Co. Ltd.*	1,450	12,276
NAVER Corp.	547	166,780
NCSoft Corp.	70	59,509
Netmarble Corp., 144A*	71	8,353
NH Investment & Securities Co. Ltd.*	574	5,662
NHN Corp.*	27	1,689
NongShim Co. Ltd.	16	4,040
OCI Co. Ltd.*	97	8,512
Orion Corp.	79	8,464
Ottogi Corp.	4	2,005
Paradise Co. Ltd.*	244	3,427
POSCO	277	60,515
POSCO Chemical Co. Ltd.	109	13,079
Posco International Corp.	122	1,797
S-1 Corp.	75	5,408
Samsung Biologics Co. Ltd., 144A*	55	39,055
Samsung C&T Corp.	346	40,128
Samsung Card Co. Ltd.	83	2,205
Samsung Electro-Mechanics Co. Ltd.	236	42,996
Samsung Electronics Co. Ltd.	19,444	1,420,304
Samsung Engineering Co. Ltd.*	593	6,545
Samsung Fire & Marine Insurance Co. Ltd.	141	21,167
Samsung Heavy Industries Co. Ltd.*	1,911	10,591
Samsung Life Insurance Co. Ltd.	262	16,504
Samsung SDI Co. Ltd.	217	141,870
Samsung SDS Co. Ltd.	130	22,683

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Samsung Securities Co. Ltd.	231	$7,782
Shinhan Financial Group Co. Ltd.*	2,045	55,947
Shinsegae, Inc.	26	5,420
SillaJen, Inc.*^	138	914
SK Biopharmaceuticals Co. Ltd.*	65	8,454
SK Holdings Co. Ltd.	124	34,428
SK Hynix, Inc.	2,124	231,978
SK Innovation Co. Ltd.*	238	59,471
SK Networks Co. Ltd.	404	1,859
SK Telecom Co. Ltd.	108	23,501
SKC Co. Ltd.	96	10,363
S-Oil Corp.*	193	11,726
Solus Advanced Materials Co. Ltd.*	66	2,761
Ssangyong Cement Industrial Co. Ltd.	819	4,726
Woori Financial Group, Inc.*	2,222	17,460
Yuhan Corp.*	189	11,162
		4,120,990
Spain 2.0%
Acciona SA	94	14,106
ACS Actividades de Construccion y Servicios SA	933	29,074
Aena SME SA, 144A*	288	44,412
Amadeus IT Group SA	1,744	110,918
Banco Bilbao Vizcaya Argentaria SA	27,613	126,131
Banco Santander SA*	71,005	207,691
Bankia SA	4,924	8,475
Bankinter SA	2,963	16,638
CaixaBank SA	14,584	36,845
Cellnex Telecom SA, 144A	1,415	82,931
EDP Renovaveis SA	623	17,053
Enagas SA	1,056	23,238
Endesa SA	1,362	34,812
Ferrovial SA	1,994	47,757
Grifols SA	1,355	39,981
Iberdrola SA	24,648	333,643
Iberdrola SA*	349	4,724
Industria de Diseno Textil SA	4,332	128,527
Inmobiliaria Colonial Socimi SA, REIT	1,241	11,955
Mapfre SA	4,037	7,412
Merlin Properties Socimi SA, REIT	1,515	14,539
Naturgy Energy Group SA	1,280	33,089
Red Electrica Corp. SA	1,722	32,694
Repsol SA	5,750	56,558
Siemens Gamesa Renewable Energy SA	960	39,269

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Telefonica SA	20,415	$87,756
Zardoya Otis SA	852	5,618
		1,595,846
Sweden 3.0%
Alfa Laval AB*	1,299	34,057
Assa Abloy AB (Class B Stock)	3,760	92,927
Atlas Copco AB (Class A Stock)	2,595	140,918
Atlas Copco AB (Class B Stock)	1,571	73,554
Boliden AB	1,180	38,721
Castellum AB	1,152	27,695
Electrolux AB (Class B Stock)	992	24,259
Elekta AB (Class B Stock)	1,486	21,390
Epiroc AB (Class A Stock)	2,576	49,408
Epiroc AB (Class B Stock)	1,548	26,599
EQT AB	898	28,083
Essity AB (Class B Stock)	2,490	79,559
Evolution Gaming Group AB, 144A	644	62,852
Fastighets AB Balder (Class B Stock)*	421	21,048
Hennes & Mauritz AB (Class B Stock)*	3,645	77,782
Hexagon AB (Class B Stock)	1,045	91,295
Holmen AB (Class B Stock)	388	17,754
Husqvarna AB (Class B Stock)	1,669	20,681
ICA Gruppen AB	353	17,719
Industrivarden AB (Class A Stock)*	891	30,061
Industrivarden AB (Class C Stock)*	733	23,356
Investment AB Latour (Class B Stock)	444	9,929
Investor AB (Class A Stock)	548	40,219
Investor AB (Class B Stock)	1,900	139,627
Kinnevik AB (Class B Stock)*	983	48,384
L E Lundbergforetagen AB (Class B Stock)*	283	14,914
Lifco AB (Class B Stock)	183	16,845
Lundin Energy AB	840	22,905
Nibe Industrier AB (Class B Stock)	1,233	41,163
Saab AB (Class B Stock)*	354	9,918
Sandvik AB*	4,415	109,861
Securitas AB (Class B Stock)	1,247	19,217
Sinch AB, 144A*	162	23,885
Skandinaviska Enskilda Banken AB (Class A Stock)*	5,889	64,257
Skandinaviska Enskilda Banken AB (Class C Stock)*	100	1,116
Skanska AB (Class B Stock)	1,433	37,021
SKF AB (Class B Stock)	1,593	43,662
Svenska Cellulosa AB SCA (Class A Stock)*	80	1,427
Svenska Cellulosa AB SCA (Class B Stock)*	2,470	43,465

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Svenska Handelsbanken AB (Class A Stock)*	6,088	$60,975
Svenska Handelsbanken AB (Class B Stock)*	188	2,156
Sweco AB (Class B Stock)	801	13,319
Swedbank AB (Class A Stock)*	4,141	77,945
Swedish Match AB	627	48,398
Swedish Orphan Biovitrum AB*	826	15,641
Tele2 AB (Class B Stock)	2,214	30,567
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	2,752
Telefonaktiebolaget LM Ericsson (Class B Stock)	12,362	155,845
Telia Co. AB	10,516	46,124
Trelleborg AB (Class B Stock)*	1,063	24,074
Volvo AB (Class A Stock)*	804	19,936
Volvo AB (Class B Stock)*	6,006	148,075
		2,333,340
Switzerland 8.1%
ABB Ltd.	7,469	219,831
Adecco Group AG	637	39,796
Alcon, Inc.*	1,902	135,793
Baloise Holding AG	191	31,947
Banque Cantonale Vaudoise	123	13,020
Barry Callebaut AG	13	28,840
Chocoladefabriken Lindt & Spruengli AG	8	69,340
Cie Financiere Richemont SA (Class A Stock)	2,109	195,502
Clariant AG	1,023	21,736
Coca-Cola HBC AG*	802	23,764
Credit Suisse Group AG*	9,622	126,456
DKSH Holding AG	160	12,894
EMS-Chemie Holding AG	30	28,259
Flughafen Zurich AG*	90	14,855
Geberit AG	148	90,377
Georg Fischer AG	18	22,430
Givaudan SA	38	153,189
Helvetia Holding AG	148	14,834
Julius Baer Group Ltd.	880	53,292
Kuehne + Nagel International AG	204	46,372
LafargeHolcim Ltd.*	2,135	115,425
Logitech International SA	627	65,459
Lonza Group AG	306	195,358
Nestle SA	11,562	1,296,773
Novartis AG	8,916	805,420
OC Oerlikon Corp. AG	769	7,909
Partners Group Holding AG	94	111,116
PSP Swiss Property AG	179	22,933

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Roche Holding AG (MSCX)	2,888	$994,760
Roche Holding AG (SWX)	108	38,068
Schindler Holding AG	79	20,778
Schindler Holding AG (PART. CERT.)	174	45,897
SGS SA	25	75,874
SIG Combibloc Group AG*	1,313	31,248
Sika AG	572	155,296
Sonova Holding AG*	214	51,615
STMicroelectronics NV	2,654	106,855
Straumann Holding AG	41	45,502
Sulzer AG	31	3,342
Swatch Group AG (The) (MSCX)	177	9,951
Swatch Group AG (The) (SWX)	121	34,737
Swiss Life Holding AG	133	60,685
Swiss Prime Site AG	313	30,387
Swiss Re AG	1,162	102,441
Swisscom AG	107	58,193
Temenos AG	248	31,257
UBS Group AG	13,834	199,115
VAT Group AG, 144A	104	28,944
Vifor Pharma AG	214	29,020
Zurich Insurance Group AG	618	246,519
		6,363,404
Taiwan 0.0%
FIT Hon Teng Ltd., 144A*	3,000	1,280
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 10.1%
3i Group PLC	3,951	60,029
Admiral Group PLC	868	34,274
Ashmore Group PLC	1,966	12,080
Ashtead Group PLC	1,841	92,792
Associated British Foods PLC*	1,426	41,218
AstraZeneca PLC	5,461	557,316
Auto Trader Group PLC, 144A	3,949	30,456
Avast PLC, 144A	2,265	14,640
AVEVA Group PLC	465	23,151
Aviva PLC	16,023	73,331
B&M European Value Retail SA	3,491	25,554
BAE Systems PLC	13,180	83,165

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Barclays PLC*	71,254	$130,518
Barratt Developments PLC*	4,238	36,939
Bellway PLC	508	19,109
Berkeley Group Holdings PLC	489	27,986
BP PLC	82,537	306,500
British American Tobacco PLC	9,446	343,755
British Land Co. PLC (The), REIT	4,076	25,022
BT Group PLC*	35,638	61,181
Bunzl PLC	1,368	43,965
Burberry Group PLC*	1,674	39,311
Centrica PLC*	23,861	16,930
CK Hutchison Holdings Ltd.	11,100	76,528
CNH Industrial NV*	4,085	52,288
Compass Group PLC*	7,346	131,415
ConvaTec Group PLC, 144A	6,595	18,104
Croda International PLC	555	47,760
DCC PLC	405	30,555
Derwent London PLC, REIT	396	17,206
Diageo PLC	9,492	382,531
Direct Line Insurance Group PLC	5,601	22,987
DS Smith PLC*	5,229	26,027
easyJet PLC	905	8,997
Entain PLC*	2,386	40,369
Experian PLC	3,734	130,643
GlaxoSmithKline PLC	20,398	378,075
Halma PLC	1,616	54,545
Hargreaves Lansdown PLC	1,483	34,591
Hiscox Ltd.*	1,317	16,856
HomeServe PLC	1,140	16,300
Howden Joinery Group PLC*	2,337	21,513
HSBC Holdings PLC*	84,863	444,152
IMI PLC	1,137	19,418
Imperial Brands PLC	3,895	78,315
Informa PLC*	6,193	42,215
InterContinental Hotels Group PLC*	746	46,094
Intermediate Capital Group PLC	1,140	26,467
International Consolidated Airlines Group SA*	4,571	8,909
Intertek Group PLC	669	50,463
ITV PLC*	16,747	24,213
J Sainsbury PLC	6,678	22,308
JD Sports Fashion PLC*	1,769	18,054
Johnson Matthey PLC	807	32,554
Kingfisher PLC*	8,636	32,749
Land Securities Group PLC, REIT	2,932	24,640

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Legal & General Group PLC	24,274	$80,829
Lloyds Banking Group PLC*	294,817	132,712
London Stock Exchange Group PLC	1,298	154,415
M&G PLC	10,660	25,636
Meggitt PLC*	3,210	17,365
Melrose Industries PLC*	19,670	45,112
Mondi PLC	1,985	46,847
National Grid PLC	14,713	171,325
Natwest Group PLC*	18,614	37,527
Next PLC*	522	55,245
Ocado Group PLC*	2,014	76,717
Pearson PLC	3,078	34,223
Pennon Group PLC	1,715	21,949
Persimmon PLC	1,287	44,850
Phoenix Group Holdings PLC	2,187	20,223
Prudential PLC	10,852	172,848
Quilter PLC, 144A	7,354	15,623
Reckitt Benckiser Group PLC	2,620	222,852
RELX PLC	7,778	192,469
Renishaw PLC*	165	13,539
Rentokil Initial PLC*	7,622	51,829
Rightmove PLC*	3,627	29,717
Rolls-Royce Holdings PLC*	30,546	38,200
RSA Insurance Group PLC	4,491	41,531
Sage Group PLC (The)	4,428	35,718
Schroders PLC	488	22,788
Segro PLC, REIT	4,950	64,700
Severn Trent PLC	991	31,389
Smith & Nephew PLC	3,629	76,512
Smiths Group PLC	1,650	31,689
Spirax-Sarco Engineering PLC	308	46,650
SSE PLC	4,280	86,878
St. James’s Place PLC	2,220	35,594
Standard Chartered PLC*	10,615	64,543
Standard Life Aberdeen PLC	9,019	37,185
Tate & Lyle PLC	2,106	19,871
Taylor Wimpey PLC*	14,833	29,691
TechnipFMC PLC	1,953	21,139
Tesco PLC	40,586	132,791
Travis Perkins PLC*	1,137	20,948
Unilever PLC	10,547	613,991
United Utilities Group PLC	2,834	35,848
Vodafone Group PLC	112,164	192,122
Weir Group PLC (The)*	1,068	27,612

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Whitbread PLC*	847	$32,239
Wm Morrison Supermarkets PLC	9,089	22,308
WPP PLC	4,857	50,760
		7,953,612
United States 0.6%
Amcor PLC, CDI	6,494	70,963
Ferguson PLC	933	108,599
James Hardie Industries PLC, CDI*	1,804	50,335
QIAGEN NV*	899	48,678
Samsonite International SA, 144A*	6,000	8,667
Sims Ltd.	842	7,815
Stellantis NV (TRQX)	4,539	68,870
Stellantis NV (XEQT)*	3,879	58,908
Tenaris SA	1,969	15,280
		438,115

Total Common Stocks (cost $59,653,473)		72,189,881
Exchange-Traded Fund 2.8%
United States
iShares MSCI EAFE ETF (cost $1,918,772)	30,700	2,222,373
Preferred Stocks 0.8%
Germany 0.5%
Bayerische Motoren Werke AG (PRFC)	221	14,432
FUCHS PETROLUB SE (PRFC)	300	17,046
Henkel AG & Co. KGaA (PRFC)	717	74,203
Porsche Automobil Holding SE (PRFC)	628	43,707
Sartorius AG (PRFC)	145	72,374
Volkswagen AG (PRFC)	755	142,724
		364,486
South Korea 0.3%
Amorepacific Corp. (PRFC)*	46	3,341
CJ CheilJedang Corp. (PRFC)	14	2,565
Hyundai Motor Co. (2nd PRFC)	155	14,237
Hyundai Motor Co. (PRFC)	88	8,875

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea (cont’d.)
LG Chem Ltd. (PRFC)	30	$12,506
LG Electronics, Inc. (PRFC)	64	4,508
LG Household & Health Care Ltd. (PRFC)	8	5,005
Mirae Asset Daewoo Co. Ltd. (2nd PRFC)*	712	2,807
Samsung Electronics Co. Ltd. (PRFC)	3,390	220,961
		274,805

Total Preferred Stocks (cost $431,906)		639,291

	Units
Rights* 0.0%
China 0.0%
Microport Scientific Corp., expiring 06/30/21^	10	—
South Korea 0.0%
Hanwha Solutions Corp., expiring 02/28/21	56	253
Korean Air Lines Co. Ltd., expiring 03/05/21	278	2,341
		2,594
Spain 0.0%
ACS Actividades de Construccion y Servicios SA, expiring 02/12/21	933	460

Total Rights (cost $1,991)		3,054

Total Long-Term Investments (cost $62,006,142)		75,054,599

Shares
Short-Term Investments 2.1%
Affiliated Mutual Fund 1.7%
PGIM Core Ultra Short Bond Fund (cost $1,275,278)(wb)	1,275,278	1,275,278

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.4%
U.S. Treasury Bills (cost $324,970)	0.075%	03/18/21	325	$324,980

Total Short-Term Investments (cost $1,600,248)				1,600,258

TOTAL INVESTMENTS 97.8% (cost $63,606,390)				76,654,857
Other assets in excess of liabilities(z) 2.2%				1,747,553

Net Assets 100.0%				$78,402,410

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ASX—Australian Securities Exchange
CAC40—French Stock Market Index
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
MSCX—Morgan Stanley MTF Exchange
PART CERT—Participation Certificates
PRFC—Preference Shares
REITs—Real Estate Investment Trust
RSP—Savings Shares
SPI—Swiss Performance Index
STOXX—Stock Index of the Eurozone
SWX—SIX Swiss Exchange
TOPIX—Tokyo Stock Price Index
TRQX—Turquoise Stock Exchange
UTS—Unit Trust Security
XEQT—Equiduct Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $914 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Futures contracts outstanding at January 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Mar. 2021	$124,974	$(612)
1	CAC40 10 Euro	Feb. 2021	65,483	(3,157)
6	Euro STOXX 50 Index	Mar. 2021	253,244	(3,323)
2	FTSE 100 Index	Mar. 2021	174,310	(2,688)
13	Mini MSCI EAFE Index	Mar. 2021	1,375,075	(5,345)
2	TOPIX Index	Mar. 2021	344,456	11,089
				$(4,036)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).